Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Dec. 31, 2022
Financial instruments
Carrying amount of financial assets	€ 6,154,220	€ 5,851,814
Carrying amount of financial liabilities	16,761,751	16,766,090
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	10,803,845	10,572,974
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	40,495	45,268
Not classified
Financial instruments
Carrying amount of financial liabilities	5,917,411	6,147,848
Accounts payable to unrelated parties
Financial instruments
Carrying amount of financial liabilities	822,336	813,255
Accounts payable to unrelated parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	822,336	813,255
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities	91,231	118,083
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	91,231	118,083
Short-term debt
Financial instruments
Carrying amount of financial liabilities	712,940	669,013
Short-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	712,940	669,013
Long-term debt
Financial instruments
Carrying amount of financial liabilities	8,024,265	7,864,796
Long-term debt | Level 1
Financial instruments
Fair value of financial liabilities	6,490,894	6,366,775
Long-term debt | Level 2
Financial instruments
Fair value of financial liabilities	692,751	474,930
Long-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	8,024,265	7,864,796
Lease liabilities
Financial instruments
Carrying amount of financial liabilities	4,528,609	4,678,763
Lease liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	4,528,609	4,678,763
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities	2,582,370	2,622,180
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,153,073	1,107,827
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	40,495	45,268
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	1,388,802	1,469,085
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities	150	568
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	150	568
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities	150	568
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities	3,991	7,422
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	3,991	7,422
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	3,991	7,422
Variable payments outstanding for acquisition
Financial instruments
Carrying amount of financial liabilities	36,504	37,846
Variable payments outstanding for acquisition | Level 3
Financial instruments
Fair value of financial liabilities	36,504	37,846
Variable payments outstanding for acquisition | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	36,504	37,846
Put option liabilities
Financial instruments
Carrying amount of financial liabilities	1,388,652	1,468,517
Put option liabilities | Level 3
Financial instruments
Fair value of financial liabilities	1,388,652	1,468,517
Put option liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	1,388,652	1,468,517
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities	1,153,073	1,107,827
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,153,073	1,107,827
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	5,137,976	4,869,350
FVPL - Assets
Financial instruments
Carrying amount of financial assets	367,708	352,327
FVOCI - Assets
Financial instruments
Carrying amount of financial assets	436,255	408,381
Not classified
Financial instruments
Carrying amount of financial assets	212,281	221,756
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets	1,223,890	1,273,787
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets	128,265	155,284
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	1,095,625	1,118,503
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets	128,265	155,284
Trade accounts and other receivables from unrelated parties
Financial instruments
Carrying amount of financial assets	3,905,922	3,574,270
Trade accounts and other receivables from unrelated parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	3,825,239	3,489,680
Trade accounts and other receivables from unrelated parties | Not classified
Financial instruments
Carrying amount of financial assets	80,683	84,590
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets	89,370	140,072
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	89,370	140,072
Other current and non-current assets
Financial instruments
Carrying amount of financial assets	935,038	863,685
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	127,742	121,095
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	239,443	197,043
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	436,255	408,381
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets	131,598	137,166
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets	8,888	9,151
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets	8,888	9,151
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets	8,888	9,151
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets	33,142	10,627
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets	33,142	10,627
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	33,142	10,627
Equity investments
Financial instruments
Carrying amount of financial assets	170,019	149,993
Equity investments | Level 1
Financial instruments
Fair value of financial assets	52,033	36,227
Equity investments | Level 2
Financial instruments
Fair value of financial assets	70,853	70,973
Equity investments | Level 3
Financial instruments
Fair value of financial assets	47,133	42,793
Equity investments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	100,348	80,201
Equity investments | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	69,671	69,792
Debt securities
Financial instruments
Carrying amount of financial assets	472,537	444,804
Debt securities | Level 1
Financial instruments
Fair value of financial assets	472,537	444,804
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets	105,953	106,215
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	366,584	338,589
Other financial assets
Financial instruments
Carrying amount of financial assets	250,452	249,110
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	127,742	121,095
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets	€ 122,710	€ 128,015